Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2025
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Fair value estimation

The following table presents the Company’s financial instruments measured at fair value for the periods presented:

	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
As of June 30, 2025
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	574	-	-	574
Unlisted equity securities	-	-	82	82
Debt investments at fair value through other comprehensive income
Corporate bonds	-	9,079	-	9,079
Government bonds	-	306	-	306
Total financial assets	574	9,385	82	10,041
Financial liabilities
Derivative financial instruments	-	-	17	17
Total financial liabilities	-	-	17	17

As of December 31, 2024
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	555	-	-	555
Unlisted equity securities	-	-	82	82
Debt investments at fair value through other comprehensive income
Corporate bonds	-	8,956	-	8,956
Government bonds	-	300	-	300
Total financial assets	555	9,256	82	9,893
Financial liabilities
Derivative financial instruments	-	-	148	148
Total financial liabilities	-	-	148	148

Level 3 financial instruments

The following table presents the changes in level 3 financial liabilities for the periods presented:

Derivative financial instruments
U.S. dollars in thousands
Balance as of December 31, 2023	109
Changes within profit or loss	39
Balance as of December 31, 2024	148
Changes within profit or loss	(131)
Balance as of June 30, 2025	17

Valuation processes of the Company

The fair value of derivative financial instruments as of June 30, 2025, was estimated using the Black-Scholes model with the following principal assumptions: share price of $1.35, risk-free interest rate of 4.41-4.44%, expected term (in years) of 0.2-0.25 and volatility of 96.47%-100.45%. The fair value of these warrants as of June 30, 2024, was based on the following principal assumptions: share price of $4.17, risk-free interest rate of 4.99-5.43%, expected term (in years) of 0.36-1.25 and volatility of 96.54%-109.20%.